FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
FINANCIAL INSTRUMENTS [Abstract]
Notional amount of the hedging instruments	$ 58,718	$ 59,475